VESSELS, RIGS AND EQUIPMENT, NET (Narrative) (Details)	6 Months Ended
	Jun. 30, 2023 USD ($) tanker	Jun. 30, 2022 USD ($)
Property, Plant and Equipment [Line Items]
Impairment loss	$ 0	$ 0
Vessels, Rigs And Equipment | Suezmax tanker
Property, Plant and Equipment [Line Items]
Number of tankers sold | tanker	2
Gain (loss) on disposition of property plant equipment	$ 16,400,000
Vessels, Rigs And Equipment | Chemical Tankers
Property, Plant and Equipment [Line Items]
Number of tankers sold | tanker	2
Gain (loss) on disposition of property plant equipment	$ 30,000
Impairment loss	7,400,000
Vessels, Rigs And Equipment, Special Periodic Survey
Property, Plant and Equipment [Line Items]
Capital improvements	$ 69,800,000
Useful life (in years)	5 years
Vessels, Rigs And Equipment, Capital Upgrades
Property, Plant and Equipment [Line Items]
Capital improvements	$ 47,600,000
Useful life (in years)	10 years
Vessels, Rigs And Equipment, Ballast Water Treatment System
Property, Plant and Equipment [Line Items]
Capital improvements	$ 2,800,000
Cost
Property, Plant and Equipment [Line Items]
Impairment loss	40,714,000
Cost | Vessels, Rigs And Equipment
Property, Plant and Equipment [Line Items]
Capital improvements	$ 120,242,000